Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Revenues	$ 4,278,729	$ 3,590,217	$ 1,662,406
Operating expenses
Selling, general and administrative expenses	3,894,688	1,575,069	983,783
Total operating expenses	3,894,688	1,575,069	983,783
Income from operations	384,041	2,015,148	678,623
Other income (expenses):
Gain on sale of investments			230,202
Impairment on investments			(30,118)
Other income	93,639	118,935	1,141
Other expenses	(31,617)	(24,946)	(459)
Interest income	312,855	69,161	163
Interest expense			(61,883)
Total other income (expenses)	374,877	163,150	139,046
Income before tax	758,918	2,178,298	817,669
Income tax	(633,614)	(464,327)	(164,817)
Net income including noncontrolling interest	125,304	1,713,971	652,852
Less: loss attributable to noncontrolling interest	(67,827)
Net income attributable to Dragon Victory	193,131	1,713,971	652,852
Net income including noncontrolling interest	125,304	1,713,971	652,852
Other comprehensive income (loss):
Foreign currency translation loss	(29,887)	(146,008)	(2,643)
Comprehensive income (loss) including noncontrolling interest	95,417	1,567,963	650,209
Comprehensive income (loss) attributable to noncontrolling interest	(78,790)
Comprehensive income (loss) attributable to Dragon Victory	$ 174,207	$ 1,567,963	$ 650,209
Earnings per share attributable to Dragon Victory common stockholders
Basic	$ 0.02	$ 0.17	$ 0.07
Diluted	$ 0.02	$ 0.17	$ 0.07
Weighted average shares outstanding-Dragon Victory
Basic	10,771,058	10,000,000	10,000,000
Diluted	10,771,058	10,000,000	10,000,000